INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount	$ 8.6	$ 6.9
Less: accumulated amortization and impairment	(3.7)	(2.7)
Net carrying amount	4.9	4.2
Amortization expenses of intangible assets	1.9	1.4	$ 0.6
Technologies and licenses
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount	6.4	5.7
Less: accumulated amortization and impairment	(3.7)	(2.7)
Net carrying amount	$ 2.7	3.0
Weighted-average remaining useful life (in years)	1 year 7 months 6 days
Assets not yet in use
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount	$ 2.2	1.2
Net carrying amount	2.2	1.2
Total other intangible assets
GOODWILL AND INTANGIBLE ASSETS
Amortization expenses of intangible assets	1.9	$ 1.4	$ 0.6
Estimated amortization expense
2025	1.9
2026	0.6
2027	0.2
Total	$ 2.7